Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

15. Subsequent Events

On January 25, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.45 per unit, or $84.1 million in aggregate. The cash distribution was paid on February 13, 2013 to unitholders of record at the close of business on February 6, 2013.